Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Government Subsidies Recognized During The Period	$ 64,515	$ 80,096	$ 311,079	$ 243,778
Extinguishment of Accumulated Other Comprehensive Income on Liquidation of Subsidiary			$ 2,654